11. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2017	2016
Photovoltaic (“PV”) solar systems	$80,683	$145,865
Furniture, fixtures and equipment	905	1,121
Automobile	713	699
Computers	2,058	1,853
Leasehold improvements	327	306
	84,686	149,844
Less: accumulated depreciation	(9,735)	(14,779)
	74,951	135,065
Construction in progress	3,482	4,560
Less: impairment	(17,105)	(12,640)
	$61,328	$126,985